Fair Value Measurement - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of assets and liabilities transfers amount	$ 0	$ 0
Weighted average costs of capital percentage	11.00%	12.50%
Impairment of trademark			3,200,000
Hancor Trademarks [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Asset, fair value			$ 11,947,000